Investment Securities Available for Sale - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Due in one year or less	$ 2,842	$ 1,135
Due after one year through five years	9,132	10,790
Due after five years through ten years	12,916	19,172
Due after ten years	91,937	111,042
Total	116,827	142,139
Due in one year or less	2,879	1,153
Due after one year through five years	9,500	10,890
Due after five years through ten years	13,510	19,830
Due after ten years	95,947	113,833
Total	$ 121,836	$ 145,706